Cover	Feb. 16, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 16, 2023
Entity File Number	000-25001
Entity Registrant Name	FEDNAT HOLDING COMPANY
Entity Central Index Key	0001069996
Entity Tax Identification Number	65-0248866
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1 East Broward Boulevard
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(800)
Local Phone Number	293-2532
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FNHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false